Dividends Payable (Details) - Schedule of Dividends Payable Represent - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedle of Dividends Payable Represent [Abstract]
At the beginning of the year	$ 3,362,639	$ 3,832,272
Dividends declared
Dividends paid	(3,362,639)	(469,633)
At the end of the year		$ 3,362,639